                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  9/30/03
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                    11/12/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   268,424,084
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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

            Form 13F Information Table - Birinyi Associates 6/30/03

          Column 1                Column 2    Column 3  Column 4      Column 5      Column 6       Column 8
          --------             -------------- --------- --------- ---------------- ---------- -------------------
                                                          Value   Shrs or SH/ Put/ Investment
                               Title of class  CUSIP    (x $1000) prn amt PRN Call discretion  Voting authority
           Name of             -------------- --------- --------- ------- --- ---- ---------- -------------------
           Issuer                                                                              Sole   Shared None
           -------                                                                            ------- ------ ----
SPDR Trust Series 1...........  COMMON STOCK  78462F103  $31,795  318,110             SOLE    318,110
DIAMONDS Trust Series I.......  COMMON STOCK  252787106  $12,759  137,000             SOLE    137,000
Citigroup Inc.................  COMMON STOCK  172967101  $ 8,304  182,468             SOLE    182,468
Wal-Mart Stores Inc...........  COMMON STOCK  931142103  $ 8,056  144,240             SOLE    144,240
Microsoft Corp................  COMMON STOCK  594918104  $ 7,688  276,540             SOLE    276,540
International Business
 Machines Corp................  COMMON STOCK  459200101  $ 6,837   77,402             SOLE     77,402
Dell Inc......................  COMMON STOCK  24702R101  $ 6,465  193,450             SOLE    193,450
Exxon Mobil Corp..............  COMMON STOCK  30231G102  $ 5,444  148,742             SOLE    148,742
Pfizer Inc....................  COMMON STOCK  717081103  $ 5,402  177,822             SOLE    177,822
General Electric Co...........  COMMON STOCK  369604103  $ 5,002  167,786             SOLE    167,786
Bank of America Corp..........  COMMON STOCK  060505104  $ 4,713   60,389             SOLE     60,389
Berkshire Hathaway Inc........  COMMON STOCK  084670108  $ 4,650       62             SOLE         62
American Express Co...........  COMMON STOCK  025816109  $ 4,523  100,375             SOLE    100,375
Goldman Sachs Group Inc.......  COMMON STOCK  38141G104  $ 4,300   51,250             SOLE     51,250
3M Co.........................  COMMON STOCK  88579Y101  $ 3,944   57,100             SOLE     57,100
American International Group..  COMMON STOCK  026874107  $ 3,780   65,514             SOLE     65,514
Johnson & Johnson.............  COMMON STOCK  478160104  $ 3,556   71,800             SOLE     71,800
Intel Corp....................  COMMON STOCK  458140100  $ 3,523  128,000             SOLE    128,000
Altria Group Inc..............  COMMON STOCK  02209S103  $ 2,508   57,250             SOLE     57,250
Merck & Co Inc................  COMMON STOCK  589331107  $ 2,488   49,150             SOLE     49,150
Procter & Gamble Co...........  COMMON STOCK  742718109  $ 2,476   26,675             SOLE     26,675
Best Buy Co Inc...............  COMMON STOCK  086516101  $ 2,412   50,750             SOLE     50,750
Verizon Communications Inc....  COMMON STOCK  92343V104  $ 2,250   69,350             SOLE     69,350
Amgen Inc.....................  COMMON STOCK  031162100  $ 2,116   32,800             SOLE     32,800
Cisco Systems Inc.............  COMMON STOCK  17275R102  $ 2,099  107,170             SOLE    107,170
Coca-Cola Co/The..............  COMMON STOCK  191216100  $ 2,090   48,656             SOLE     48,656
United Technologies Corp......  COMMON STOCK  913017109  $ 2,087   27,000             SOLE     27,000
Fannie Mae....................  COMMON STOCK  313586109  $ 2,071   29,500             SOLE     29,500
Merrill Lynch & Co Inc........  COMMON STOCK  590188108  $ 1,892   35,350             SOLE     35,350
eBay Inc......................  COMMON STOCK  278642103  $ 1,890   35,240             SOLE     35,240
ChevronTexaco Corp............  COMMON STOCK  166764100  $ 1,747   24,450             SOLE     24,450
Morgan Stanley................  COMMON STOCK  617446448  $ 1,642   32,534             SOLE     32,534
Eli Lilly & Co................  COMMON STOCK  532457108  $ 1,583   26,650             SOLE     26,650
Consolidated Edison Inc.......  COMMON STOCK  209115104  $ 1,571   38,550             SOLE     38,550
Yahoo! Inc....................  COMMON STOCK  984332106  $ 1,532   43,300             SOLE     43,300
iShares Lehman 7-10 Year
 Treasury Bond Fund...........  COMMON STOCK  464287440  $ 1,429   16,500             SOLE     16,500
Kohl's Corp...................  COMMON STOCK  500255104  $ 1,428   26,700             SOLE     26,700
UST Inc.......................  COMMON STOCK  902911106  $ 1,266   36,000             SOLE     36,000
Tyco International Ltd........  COMMON STOCK  902124106  $ 1,241   60,750             SOLE     60,750
Texas Instruments Inc.........  COMMON STOCK  882508104  $ 1,233   54,100             SOLE     54,100
Schlumberger Ltd..............  COMMON STOCK  806857108  $ 1,225   25,300             SOLE     25,300
Bear Stearns Cos Inc/The......  COMMON STOCK  073902108  $ 1,216   16,250             SOLE     16,250
Continental Airlines Inc......  COMMON STOCK  210795308  $ 1,165   70,250             SOLE     70,250
SBC Communications Inc........  COMMON STOCK  78387G103  $ 1,061   47,698             SOLE     47,698
Amazon.Com Inc................  COMMON STOCK  023135106  $   988   20,400             SOLE     20,400
Bristol-Myers Squibb Co.......  COMMON STOCK  110122108  $   975   38,000             SOLE     38,000
JP Morgan Chase & Co..........  COMMON STOCK  46625H100  $   975   28,400             SOLE     28,400
Lehman Brothers Holdings Inc..  COMMON STOCK  524908100  $   953   13,800             SOLE     13,800
DR Horton Inc.................  COMMON STOCK  23331A109  $   948   29,000             SOLE     29,000
Dow Chemical Co/The...........  COMMON STOCK  260543103  $   944   29,000             SOLE     29,000
Nasdaq-100 Index Tracking
 Stock........................  COMMON STOCK  631100104  $   924   28,500             SOLE     28,500
Wells Fargo & Co..............  COMMON STOCK  949746101  $   876   17,000             SOLE     17,000
Cigna Corp....................  COMMON STOCK  125509109  $   862   19,300             SOLE     19,300
Abbott Laboratories...........  COMMON STOCK  002824100  $   850   19,970             SOLE     19,970
Washington Post...............  COMMON STOCK  939640108  $   798    1,200             SOLE      1,200
People's Bank/Bridgeport CT...  COMMON STOCK  710198102  $   720   24,000             SOLE     24,000
Caterpillar Inc...............  COMMON STOCK  149123101  $   620    9,000             SOLE      9,000
Baxter International Inc......  COMMON STOCK  071813109  $   603   20,750             SOLE     20,750
Wyeth.........................  COMMON STOCK  983024100  $   599   13,000             SOLE     13,000
BP PLC........................      ADR       055622104  $   543   12,888             SOLE     12,888

             Column 1                  Column 2    Column 3  Column 4      Column 5      Column 6       Column 8
             --------               -------------- --------- --------- ---------------- ---------- ------------------
                                                               Value   Shrs or SH/ Put/ Investment
                                    Title of class  CUSIP    (x $1000) prn amt PRN Call discretion  Voting authority
             Name of                -------------- --------- --------- ------- --- ---- ---------- ------------------
              Issuer                                                                                Sole  Shared None
             -------                                                                               ------ ------ ----
Sony Corp..........................      ADR       835699307   $522    15,000              SOLE    15,000
Home Depot Inc.....................  COMMON STOCK  437076102   $494    15,500              SOLE    15,500
Alliance Capital Management
 Holding LP........................  PARTNERSHIP   01855A101   $491    14,650              SOLE    14,650
Time Warner Inc....................  COMMON STOCK  887317105   $482    31,900              SOLE    31,900
FedEx Corp.........................  COMMON STOCK  31428X106   $482     7,475              SOLE     7,475
Hewlett-Packard Co.................  COMMON STOCK  428236103   $440    22,744              SOLE    22,744
Progressive Corp/The...............  COMMON STOCK  743315103   $432     6,250              SOLE     6,250
Gallaher Group Plc.................      ADR       363595109   $431    11,500              SOLE    11,500
Washington Mutual Inc..............  COMMON STOCK  939322103   $413    10,500              SOLE    10,500
Tiffany & Co.......................  COMMON STOCK  886547108   $392    10,500              SOLE    10,500
BellSouth Corp.....................  COMMON STOCK  079860102   $374    15,800              SOLE    15,800
Autozone Inc.......................  COMMON STOCK  053332102   $358     4,000              SOLE     4,000
Gap Inc/The........................  COMMON STOCK  364760108   $342    20,000              SOLE    20,000
Colgate-Palmolive Co...............  COMMON STOCK  194162103   $335     6,000              SOLE     6,000
Qualcomm Inc.......................  COMMON STOCK  747525103   $313     7,500              SOLE     7,500
Ford Motor Co......................  COMMON STOCK  345370860   $269    25,000              SOLE    25,000
Guidant Corp.......................  COMMON STOCK  401698105   $251     5,361              SOLE     5,361
ConocoPhillips.....................  COMMON STOCK  20825C104   $246     4,500              SOLE     4,500
iShares MSCI EAFE Index Fund.......  COMMON STOCK  464287465   $234     2,000              SOLE     2,000
Vornado Realty Trust...............  COMMON STOCK  929042109   $228     4,750              SOLE     4,750
Northrop Grumman Corp..............  COMMON STOCK  666807102   $216     2,500              SOLE     2,500
Berkshire Hathaway Inc.............  COMMON STOCK  084670207   $210        84              SOLE        84
Walt Disney Co.....................  COMMON STOCK  254687106   $202    10,000              SOLE    10,000
Immunomedics Inc...................  COMMON STOCK  452907108   $199    27,000              SOLE    27,000
VelocityHSI Inc....................  COMMON STOCK  92257K102   $  0    24,300              SOLE    24,300
Neomedia Technologies Inc..........  COMMON STOCK  640505103   $  1    10,000              SOLE    10,000